Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Balance of Accrued Liabilities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)
Current liabilities
Direct employee benefits payable	$ 17,991,283		$ 16,152,118
Contingencies	34,379,969		40,281,573
Total	$ 52,371,252	$ 2,779	$ 56,433,691